Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
(a) Contractual
Federated is obligated to make certain future payments under various agreements to which it is a party, including operating leases (see Note (15)). The following table summarizes minimum noncancelable payments contractually due under Federated’s significant service contracts and employment arrangements:

	Payments due in
						After
in millions	2013	2014	2015	2016	2017	2017	Total
Purchase obligations[1]	$20.0	$7.4	$1.1	$0.6	$0.4	$0.2	$29.7
Employment-related commitments[2]	16.9	7.7	0	0	0	0	24.6
Total	$36.9	$15.1	$1.1	$0.6	$0.4	$0.2	$54.3

1
Federated is a party to various contracts pursuant to which it receives certain services including services for legal, marketing and information technology, access to various fund-related information systems and research databases, trade order transmission and recovery services as well as other services. These contracts contain certain minimum noncancelable payments, cancellation provisions and renewal terms. The contracts expire on various dates through the year 2019. Costs for such services are expensed as incurred.

2
Federated has certain domestic and international employment arrangements pursuant to which Federated is obligated to make minimum compensation payments. These contracts expire on various dates through the year 2014.

As part of the SunTrust Acquisition, Federated is required to make annual contingent purchase price payments in the fourth quarters of each of the five years following the acquisition date. The contingent purchase price payments are calculated as a percentage of revenue less distribution expenses directly attributed to certain eligible assets. The first two contingent purchase price payments of $5.0 million and $4.2 million were paid in the fourth quarters of 2011 and 2012, respectively. At December 31, 2012, management estimated remaining contingent payments could total $11 million over the three years that remain; however, the actual amount of the contingent payments will vary based on asset levels and related net revenues and is not limited by any maximum amount. A wide range of outcomes for actual payments is possible due to the extent of reasonably possible flow-rate volatility for the respective AUM. As of December 31, 2012, a liability of $8.2 million representing the estimated fair value of future consideration payments was recorded in Other current liabilities ($3.5 million) and Other long-term liabilities ($4.7 million) (see Note (6)(a) for a discussion regarding the valuation methodology). This liability is remeasured at each reporting date with changes in the fair value recognized in Intangible asset related expense on the Consolidated Statements of Income.
In 2008, Federated completed the acquisition of certain assets of David W. Tice & Associates LLC that relate to the management of the Prudent Bear Fund and the Prudent DollarBear Fund (Prudent Bear Acquisition). As part of the Prudent Bear Acquisition, Federated was required to make contingent purchase price payments based upon certain revenue growth targets over the four-year period following the acquisition date. The contingent purchase price payments were recorded as additional goodwill at the time the contingency is resolved. The first two contingent purchase price payments of $5.1 million and $44.7 million were paid in the first quarters of 2010 and 2011, respectively. The applicable growth targets were not met for the third or fourth anniversary years. As such, no amount was paid related to the third anniversary year and no amount was accrued for the fourth and final anniversary year ended in December 2012.
As part of the Clover Capital Acquisition, Federated is required to make contingent purchase price payments based upon growth in revenues over the five-year period following the acquisition date. The contingent purchase price payments, which could total as much as $56 million, will be recorded as additional goodwill at the time the contingency is resolved. The applicable growth targets were not met for the first two anniversary years and as such, no related payments were made. In the first quarter 2012, $5.9 million was paid with regard to the third anniversary year ended in December 2011. As of December 31, 2012, $3.4 million was accrued for the fourth anniversary year ended in December 2012 and was paid in January 2013.
As part of the 2005 acquisition of the cash management business of Alliance Capital Management L.P. (Alliance Acquisition), Federated was required to make contingent purchase price payments over a five-year period following the acquisition date. These payments were primarily calculated as a percentage of revenues less certain distribution expenses directly attributed to the assets acquired. Contingent purchase price payments totaled $95.7 million, including $35.7 million paid in 2010, the final year of the contingent-payment period. Contingent payments were recorded as additional goodwill at the time the related contingency was resolved.
The Rochdale Acquisition agreement provided for two forms of contingent purchase price payments payable over the five-year period following the acquisition date based on certain revenue earned by Federated from the Federated InterContinental Fund and/or related asset growth and performance. Contingent purchase price payments over the five-year period totaled $8.0 million, which included payments totaling $2.1 million in 2010, $1.1 million in 2011 and $2.8 million in 2012, the final year of payment. Contingent payments were recorded as additional goodwill at the time the related contingency was resolved.
Pursuant to other acquisition agreements, Federated may be required to make additional purchase price payments based on a percentage of revenue less certain direct expenses attributable to eligible AUM. The payments could occur annually through 2017 and, based on current projections, are not expected to be material to the Consolidated Financial Statements.
In addition to the $16.9 million of employee-related commitments to be paid in 2013, Federated may be required to make certain incentive compensation-related payments in connection with various significant employment arrangements. The employment contracts expire on various dates through the year 2014 with payments possible through 2018. As of December 31, 2012, the maximum bonus payable over the remaining terms of the contracts approximates $43 million, none of which would be payable in 2013. In addition, certain employees have incentive compensation opportunities related to the Federated Kaufmann Large Cap Fund (the Fund Bonus). Based on asset levels at December 31, 2012, $0.6 million would be paid in 2013 as a Fund Bonus payment. Management is unable to reasonably estimate a range of possible bonus payments for the Fund Bonus for subsequent years due to the wide range of possible growth-rate scenarios.
(b) Guarantees and Indemnifications
On an intercompany basis, various wholly owned subsidiaries of Federated guarantee certain financial obligations of Federated Investors, Inc., and Federated Investors, Inc. guarantees certain financial and performance-related obligations of various wholly owned subsidiaries. In addition, in the normal course of business, Federated has entered into contracts that provide a variety of indemnifications. Typically, obligations to indemnify third parties arise in the context of contracts entered into by Federated, under which Federated agrees to hold the other party harmless against losses arising out of the contract, provided the other party’s actions are not deemed to have breached an agreed upon standard of care. In each of these circumstances, payment by Federated is contingent on the other party making a claim for indemnity, subject to Federated’s right to challenge the other party’s claim. Further, Federated’s obligations under these agreements may be limited in terms of time and/or amount. It is not possible to predict the maximum potential amount of future payments under these or similar agreements due to the conditional nature of Federated’s obligations and the unique facts and circumstances involved in each particular agreement. Management believes that if Federated were to incur a loss in any of these matters, such loss should not have a material effect on its business, financial position or results of operations.
(c) Legal Proceedings
Federated has claims asserted and threatened against it in the ordinary course of business. As of December 31, 2012, Federated does not believe that a material loss related to these claims is reasonably possible.